CONDENSED CONSOLIDATED STATEMENTS OF EQUITY (UNAUDITED) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Loss [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2014	89,182,001
Balance at Dec. 31, 2014	$ 892	$ 114,291	$ 787,732	$ (838)	$ (13,166)	$ 888,911
Increase (decrease) in Shareholders' Equity [Roll Forward]
Accumulated coverage of loss	0	0	(13,166)	0	13,166	0
Net Income	$ 0	0	0	0	58,642	58,642
Share based compensation (in shares)	0
Share based compensation	$ 0	309	0	0	0	309
Other comprehensive income	$ 0	0	0	31	0	31
Dividends Paid					(53,509)	(53,509)
Balance (in shares) at Jun. 30, 2015	89,182,001
Balance at Jun. 30, 2015	$ 892	114,600	774,566	(807)	5,133	894,384
Balance (in shares) at Dec. 31, 2015	89,182,001
Balance at Dec. 31, 2015	$ 892	114,679	766,122	(972)	0	880,721
Increase (decrease) in Shareholders' Equity [Roll Forward]
Net Income	$ 0	0	0	0	42,270	42,270
Common Shares Issued - Equity Incentive Plan (in shares)	137,665
Common Shares Issued - Equity Incentive Plan	$ 1	0	0	0	0	1
Share based compensation (in shares)	0
Share based compensation	$ 0	259	0	0	0	259
Other comprehensive income	0	0	0	96	0	96
Dividends Paid	$ 0	0	(34,547)	0	(42,270)	(76,817)
Balance (in shares) at Jun. 30, 2016	89,319,666
Balance at Jun. 30, 2016	$ 893	$ 114,938	$ 731,575	$ (877)	$ 0	$ 846,529